Share-based payments - Details grants Rapidfit narrative (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2014
Share-based payment plans
Share-based payment expense	€ 285	€ 47	€ 0
Rapidfit+ plan
Share-based payment plans
Maximum number of warrants	300
Share-based payment expense	€ 0	€ 0	€ 0
Exercise price, share options granted				€ 553.9